Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Earnings Per Share
The following table presents the calculation of basic and diluted earnings per share for the periods indicated.

	For the Years Ended December 31,
(In thousands, except per share data)	2015	2014	2013
Earnings per common share - basic
Net income	$142,844	$105,382	$65,128
Dividends and undistributed earnings allocated to unvested restricted shares	(1,680)	(1,651)	(1,205)
Net income allocated to common shareholders - basic	$141,164	$103,731	$63,923
Weighted average common shares outstanding	38,214	31,307	29,052
Earnings per common share - basic	3.69	3.31	2.20

Earnings per common share - diluted
Net income allocated to common shareholders - basic	$141,164	$103,731	$63,923
Dividends and undistributed earnings allocated to unvested restricted shares	(48)	(34)	(4)
Net income allocated to common shareholders - diluted	$141,116	$103,697	$63,919
Weighted average common shares outstanding	38,214	31,307	29,052
Dilutive potential common shares	96	126	53
Weighted average common shares outstanding - diluted	38,310	31,433	29,105
Earnings per common share outstanding - diluted	$3.68	$3.30	$2.20